Contingent liabilities and commitments - Schedule of Commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	£ 1
Forward asset purchases and forward deposits placed	170	£ 171
Total commitments and guarantees	120,768	116,434
Not later than one year [member]
Commitments and guarantees
Undrawn formal standby facilities, credit lines and other commitments to lend	96,762	90,953
Later than one year [member]
Commitments and guarantees
Undrawn formal standby facilities, credit lines and other commitments to lend	23,835	25,310
Mortgages | Not later than one year [member]
Commitments and guarantees
Undrawn formal standby facilities, credit lines and other commitments to lend	14,098	12,647
Other | Not later than one year [member]
Commitments and guarantees
Undrawn formal standby facilities, credit lines and other commitments to lend	82,664	78,306
Irrevocable Loan Commitments
Commitments and guarantees
Undrawn formal standby facilities, credit lines and other commitments to lend	£ 47,042	£ 46,629